Item 1. Schedule of Investments

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 100.1%

CONSUMER DISCRETIONARY 22.3%
Automobiles 0.7%
Harley-Davidson	125,000	6,055
		6,055
Diversified Consumer Services 1.9%
Apollo Group, Class A *	250,000	16,598
		16,598
Hotels, Restaurants & Leisure 3.9%
International Game Technology	370,000	9,990
Outback Steakhouse	190,000	6,954
PF Chang's China Bistro *	110,000	4,931
Royal Caribbean Cruises	255,000	11,016
		32,891
Household Durables 1.7%
Harman International	142,500	14,574
		14,574
Internet & Catalog Retail 1.7%
eBay *	242,500	9,991
Expedia *	215,000	4,259
		14,250
Leisure Equipment & Products 1.8%
Brunswick	410,000	15,469
		15,469
Media 4.9%
Getty Images *	95,000	8,174
Liberty Media, Class A *	1,000,000	8,050
Regal Entertainment Group, Class A	150,000	3,006
Rogers Communications, Class B	100,000	3,945
Scripps, Class A	200,000	9,994
Viacom, Class B	250,000	8,252
		41,421
Multiline Retail 0.8%
Kohl's *	140,000	7,025
		7,025
Specialty Retail 4.9%
Home Depot	417,500	15,923
PETsMART	475,000	10,346
Staples	365,000	7,782
TJX	350,000	7,168
		41,219
Total Consumer Discretionary		189,502

CONSUMER STAPLES 3.2%
Food & Staples Retailing 3.2%
Sysco	496,100	15,563
Wal-Mart	260,000	11,393
Total Consumer Staples		26,956

ENERGY 4.5%
Energy Equipment & Services 3.9%
Cooper Cameron *	95,000	7,024
Diamond Offshore Drilling	100,000	6,125
Smith International	610,000	20,319
		33,468
Oil, Gas & Consumable Fuels 0.6%
Murphy Oil	100,000	4,987
		4,987
Total Energy		38,455

FINANCIALS 7.9%
Capital Markets 4.3%
E*TRADE Financial *	295,000	5,192
Franklin Resources	75,000	6,297
Goldman Sachs	50,000	6,079
Lazard	215,000	5,440
Legg Mason	63,400	6,954
Morgan Stanley	125,000	6,742
		36,704
Diversified Financial Services 0.9%
Citigroup	165,000	7,511
		7,511
Insurance 2.7%
AFLAC	135,000	6,115
Genworth Financial, Class A	125,000	4,030
Hartford Financial Services	77,500	5,981
Progressive Corporation	65,000	6,810
		22,936
Total Financials		67,151
HEALTH CARE 15.3%
Biotechnology 4.8%
Amgen *	160,000	12,747
Amylin Pharmaceuticals *	85,000	2,957
Cephalon *	135,000	6,267
Genentech *	90,000	7,579
Gilead Sciences *	130,000	6,339
Martek Biosciences *	50,000	1,757
Neurocrine Biosciences *	60,000	2,951
		40,597
Health Care Equipment & Supplies 3.7%
Boston Scientific *	175,000	4,090
Medtronic	230,000	12,333
ResMed *	90,000	7,168
Respironics *	75,000	3,163
Stryker	90,000	4,449
		31,203
Health Care Providers & Services 4.5%
Aetna	62,500	5,384
Caremark RX *	30,000	1,503
Covance *	75,000	3,599
Patterson Companies *	96,100	3,847
Quest Diagnostics	240,000	12,129
UnitedHealth Group	210,000	11,802
		38,264
Pharmaceuticals 2.3%
Atherogenics *	75,000	1,202
Elan ADR *	175,000	1,551
Johnson & Johnson	75,000	4,746
Pfizer	250,000	6,242
Sepracor *	100,000	5,899
		19,640
Total Health Care		129,704

INDUSTRIALS & BUSINESS SERVICES 12.1%
Aerospace & Defense 1.1%
General Dynamics	40,000	4,782
Lockheed Martin	75,000	4,578
		9,360
Air Freight & Logistics 2.0%
Expeditors International of Washington	75,000	4,258
UPS, Class B	190,000	13,135
		17,393
Airlines 1.3%
Southwest Airlines	715,000	10,618
		10,618
Commercial Services & Supplies 3.2%
ChoicePoint *	300,000	12,951
Cintas	225,000	9,236
Consolidated Graphics *	110,000	4,736
		26,923
Industrial Conglomerates 2.8%
GE	350,000	11,785
Roper Industries	305,000	11,983
		23,768
Machinery 1.7%
Danaher	135,000	7,267
Deere	120,000	7,344
		14,611
Total Industrials & Business Services		102,673

INFORMATION TECHNOLOGY 33.4%
Communications Equipment 2.8%
Cisco Systems *	900,000	16,137
Juniper Networks *	220,000	5,234
Research In Motion *	36,100	2,469
		23,840
Computers & Peripherals 3.2%
Dell *	700,000	23,940
IBM	40,000	3,209
		27,149
Electronic Equipment & Instruments 0.8%
CDW	120,000	7,070
		7,070
Internet Software & Services 0.7%
Yahoo! *	170,000	5,753
		5,753
IT Services 7.6%
Affiliated Computer Services, Class A *	220,000	12,012
Automatic Data Processing	210,000	9,038
Certegy	310,000	12,406
First Data	390,000	15,600
Iron Mountain *	420,000	15,414
		64,470
Semiconductor & Semiconductor Equipment 8.3%
Altera *	375,000	7,166
Analog Devices	360,000	13,370
Intel	400,000	9,860
Linear Technology	215,000	8,082
Maxim Integrated Products	162,500	6,931
Microchip Technology	310,000	9,337
Texas Instruments	125,000	4,238
Xilinx	400,000	11,140
		70,124
Software 10.0%
Adobe Systems	207,500	6,194
Amdocs *	250,000	6,932
Intuit *	285,000	12,771
Jack Henry & Associates	610,000	11,834
Mercury Interactive *	150,000	5,940
Microsoft	700,000	18,011
NAVTEQ *	165,000	8,242
Red Hat *	150,500	3,189
Symantec *	510,000	11,557
		84,670
Total Information Technology		283,076

TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Nextel Partners, Class A *	100,000	2,510
Sprint Nextel	400,000	9,512
Total Telecommunication Services		12,022
Total Common Stocks (Cost $717,007)		849,539

SHORT-TERM INVESTMENTS 0.2%
Money Market Fund 0.2%
T. Rowe Price Reserve Investment Fund, 3.79% #†	1,688,255	1,688
Total Short-Term Investments (Cost $1,688)		1,688

Total Investments in Securities
100.3% of Net Assets (Cost $718,695)		$851,227

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund, (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $718,695,000. Net unrealized gain aggregated $132,532,000 at period-end, of which $153,647,000 related to appreciated investments and $21,115,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $143,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,688,000 and $23,279,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005